Inventories - Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Raw materials	$ 40,718	$ 24,181
Work-in-process	7,012	2,529
Finished goods	14,611	5,155
Total	$ 62,341	$ 31,865	[1]

[1]	Restated (refer to Note 2(c))